[LETTERHEAD OF INVESCO CAPITAL MARKETS, INC.]


February 28, 2013


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re:  Van Kampen Focus Portfolios Insured Income Trust, Series 88

          File No. 333-74294  CIK #1025478

Ladies and Gentlemen:

     In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the registration statement was filed electronically with the Commission on February 25, 2013.


Very truly yours,

/s/ John F. Tierney

John F. Tierney
Vice President,
Invesco Capital Markets, Inc.